Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			$ 14,121	$ 8,190
Depreciation expense	$ 2,645	$ 1,760	2,511	1,595
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross			$ 2,049	$ 631